Financial instruments and related disclosures - Summary of Movement in Financial Instruments Measured Using Level 3 Valuation Method (Details) - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurements of assets and liabilities [line items]
At 1 January	£ (6,793)	£ (6,248)
Exchange adjustments	13	(1)
Net losses recognised in the income statement	(586)	(1,733)
Net losses recognised in other comprehensive income	(30)	(42)
Contingent consideration related to business acquisitions in the period	(280)	(104)
Settlement of contingent consideration liabilities	1,347	1,254
Additions	172	111
Disposals and settlements	(85)	(30)
Transfers from Level 3	(17)	0
At 31 December	£ (6,259)	£ (6,793)